Average Annual Total Returns - FidelityMunicipalMoneyMarketFund-PRO - FidelityMunicipalMoneyMarketFund-PRO - Fidelity Municipal Money Market Fund - Fidelity Municipal Money Market Fund - Return Before Taxes
Oct. 29, 2022
Average Annual Return:
Past 1 year	0.02%
Past 5 years	0.65%
Past 10 years	0.35%